Insurance (Fund Groupings) (Details) (Variable Annuity and Variable Life [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 171,849	$ 166,753
Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	87,667	75,928
Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	71,742	79,036
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	11,416	10,632
Money Market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 1,024	$ 1,157